Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset
Non-capital loss carryforwards	$ 4,685,529	$ 4,661,550	$ 4,576,065
Capital loss carryforwards	8,683,468	5,873,698	0
Investments	0	0	960,957
Capital assets	62,700	62,385	10,101
Others	163,899	160,429	175,567
Deferred tax liability
Total:	13,595,596	10,758,061	5,722,690
Valuation allowance	$ (13,595,596)	$ (10,758,062)	$ (5,722,690)